UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2922

Waddell & Reed Advisors Cash Management, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2008, the total value of these securities amounted to $7,376,706 or 0.60% of total investments.

The Investments of Waddell & Reed Advisors Cash Management
June 30, 2008
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Commercial Paper
Beverages - 1.71%
Coca-Cola Company (The),
2.3%, 9-18-08	$21,000	$20,894,008

Capital Equipment - 3.04%
Deere (John) Credit Limited (Deere (John) Capital Corporation),
2.3%, 7-21-08	14,500	14,481,472
Illinois Tool Works Inc.;
2.28%, 7-21-08	4,750	4,743,983
2.25%, 7-28-08	18,000	17,969,625
		37,195,080
Finance Companies - 12.09%
General Electric Capital Corporation:
2.4%, 8-1-08	18,500	18,461,767
2.67%, 8-22-08	15,300	15,240,993
PACCAR Financial Corp.:
2.31%, 9-25-08	949	943,763
2.31%, 9-29-08	5,489	5,457,301
Prudential Funding LLC,
2.45%, 8-12-08	37,000	36,894,242
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc),
2.35%, 9-26-08	3,200	3,181,827
Toyota Motor Credit Corporation:
2.51%, 9-9-08	16,600	16,518,983
2.55%, 9-15-08	17,000	16,908,483
Unilever Capital Corporation:
2.3%, 9-5-08	3,800	3,783,977
2.3%, 9-12-08	19,519	19,427,966
2.7%, 11-20-08	11,300	11,179,655
		147,998,957
Food and Related - 8.92%
Campbell Soup Co.:
2.35%, 7-7-08	11,437	11,432,521
2.37%, 7-11-08	6,000	5,996,050
McCormick & Co. Inc.:
2.93%, 8-29-08	16,000	15,923,169
2.95%, 8-29-08	7,000	6,966,157
2.63%, 11-25-08	21,700	21,466,960
Nestle Capital Corp.,
2.39%, 3-12-09	35,000	34,409,803
Nestle Finance International Ltd.:
2.17%, 7-7-08	7,500	7,497,288
2.17%, 7-16-08	5,500	5,495,027
		109,186,975
Household -- General Products - 3.00%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
2.21%, 8-18-08	16,500	16,451,380
2.29%, 9-17-08	20,400	20,298,782
		36,750,162
Mining - 1.88%
BHP Billiton Finance (USA) B.V. (BHP Billiton Plc):
2.15%, 7-10-08	8,000	7,995,700
2.15%, 7-17-08	15,000	14,985,667
		22,981,367
Motor Vehicle Parts - 0.97%
Danaher Corporation,
2.2%, 7-10-08	11,916	11,909,446

Multiple Industry - 1.22%
Honeywell International Inc.,
2.23%, 7-16-08	15,000	14,986,063

Retail -- Food Stores - 1.22%
Walgreen Co.,
2.3%, 7-11-08	15,000	14,990,417

Utilities -- Telephone - 4.72%
AT&T Inc.:
2.23%, 8-11-08	11,000	10,972,063
2.34%, 9-3-08	10,000	9,958,400
Verizon Communications Inc.:
2.48%, 7-16-08	24,000	23,974,491
2.49%, 7-22-08	10,000	9,985,475
2.49%, 7-24-08	2,931	2,926,337
		57,816,766

Total Commercial Paper - 38.77%		474,709,241

Commercial Paper (backed by irrevocable bank letter of credit)
Banks - 2.85%
Central American Bank for Economic Integration (Barclays Bank PLC),
2.715%, 8-4-08	27,000	26,930,767
ICICI Bank Limited (Bank of America, National Association),
4.835%, 9-24-08	8,000	7,908,672
		34,859,439
Finance Companies - 11.17%
ED&F Man Treasury Management PLC (Societe Generale N.A.),
2.58%, 7-1-08	32,677	32,677,000
NATC California LLC (SunTrust Bank),
2.42%, 7-10-08	30,000	29,981,850
River Fuel Company #2, Inc. (Bank of New York (The)):
2.75%, 7-15-08	1,152	1,150,768
2.85%, 7-15-08	8,580	8,570,491
2.6%, 7-31-08	13,500	13,470,750
2.85%, 7-31-08	12,240	12,210,930
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
2.85%, 7-31-08	20,000	19,952,500
River Fuel Trust #1 (Bank of New York (The)),
2.63%, 7-31-08	1,039	1,036,723
Vehicle Services of America Ltd. (Bank of America, National Association),
2.43%, 9-9-08	17,750	17,666,131
		136,717,143
Food and Related - 4.64%
COFCO Capital Corp. (Rabobank Nederland):
2.5%, 7-15-08	35,600	35,565,389
2.6%, 7-24-08	21,300	21,264,618
		56,830,007

Total Commercial Paper (backed by irrevocable bank letter of credit) - 18.66%		228,386,589

Notes
Banks - 1.33%
Wells Fargo & Company:
2.55125%, 7-15-08 (A)	8,300	8,300,022
2.63125%, 7-18-08 (A)	8,000	8,000,000
		16,300,022
Capital Equipment - 2.77%
Deere (John) Capital Corporation:
4.5%, 8-25-08	4,350	4,347,211
2.98438%, 9-25-08 (A)	13,600	13,606,137
3.75%, 1-13-09	5,450	5,477,246
4.875%, 3-16-09	1,875	1,899,460
4.625%, 4-15-09	8,500	8,613,182
		33,943,236
Computers -- Main and Mini - 1.98%
International Business Machines Corporation:
2.4475%, 7-3-08 (A)	5,500	5,500,000
2.47813%, 7-8-08 (A)	18,750	18,750,026
		24,250,026
Finance Companies - 5.21%
BP Capital Markets p.l.c.,
2.79125%, 9-11-08 (A)	17,100	17,100,000
General Electric Capital Corporation:
2.46813%, 7-9-08 (A)	12,500	12,498,356
2.50125%, 7-24-08 (A)	5,000	5,000,000
4.0%, 2-17-09	5,315	5,349,892
IBM International Group Capital LLC,
2.86938%, 8-26-08 (A)	11,000	11,000,000
Toyota Motor Credit Corporation,
4.8%, 10-6-08	8,500	8,500,000
Unilever Capital Corporation,
2.465%, 7-14-08 (A)	4,300	4,300,000
		63,748,248
Forest and Paper Products - 1.40%
Kimberly-Clark Corporation,
4.42%, 12-19-08	17,100	17,089,990

Household -- General Products - 1.22%
Procter & Gamble Company (The):
2.78875%, 8-19-08 (A)	8,450	8,450,000
3.5%, 12-15-08	6,534	6,511,908
		14,961,908
Multiple Industry - 2.19%
3M Company,
5.8271%, 12-12-08	26,400	26,750,491

Retail -- General Merchandise - 4.37%
Target Corporation,
5.4%, 10-1-08	18,000	18,047,697
Wal-Mart Stores, Inc.,
5.748%, 6-1-09	34,500	35,450,647
		53,498,344
Security and Commodity Brokers - 1.05%
American Express Credit Corp.:
2.51%, 7-7-08 (A)	6,500	6,461,484
2.5425%, 7-21-08 (A)	6,400	6,357,768
		12,819,252
Utilities -- Telephone - 2.77%
BellSouth Corporation (AT&T Inc.),
4.973%, 4-26-09 (A)	33,600	33,949,909

Total Notes - 24.29%		297,311,426

Notes (backed by irrovcable bank letter of credit)
Business Equipment and Services - 0.70%
Schlitz Park Associates II Limited Partnership and 1610 N. 2nd Street LLC, Taxable Variable Rate Demand Bonds, Series 2001 (U.S. Bank National Association),
2.75%, 7-1-08 (A)	8,500	8,500,000

Finance Companies - 0.08%
ETC Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2003 (U.S. Bank National Association),
2.75%, 7-1-08 (A)	985	985,000

Food and Related - 0.00%
Cheney Bros, Inc., Taxable Variable Rate Demand Revenue Bonds, Series 1997 (Wachovia Bank, National Association),
3.42%, 7-3-08 (A)	55	55,000

Furniture and Furnishings - 0.01%
Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, National Association),
3.42%, 7-3-08 (A)	70	70,000

Health Care -- General - 0.00%
B & D Associates, LLP and Eye Associates of Boca Raton, P.A., Taxable Variable Rate Demand Bonds (B & D Associates Project), Series 2005 (Wachovia Bank, National Association),
2.58%, 7-3-08 (A)	25	25,000
Tallahassee Orthopedic Center, L.C., Incremental Taxable Variable Rate Demand Bonds, Series 2004 (Wachovia Bank, National Association),
2.58%, 7-3-08 (A)	20	20,000
		45,000
Household -- General Products - 0.06%
Columbia Ridge Orchards, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1998 (U.S. Bank National Association),
2.65%, 7-3-08 (A)	766	766,000

Real Estate Investment Trust - 0.20%
Handy, L.C., Taxable Variable Rate Demand Revenue Bonds, Series 2001 (U.S. Bank National Association),
2.7%, 7-3-08 (A)	2,470	2,470,000

Retail -- General Merchandise - 0.53%
Service Oil, Inc., Taxable Variable Rate Demand Bonds (Service Oil, Inc.), Series 2002 (U.S. Bank National Association),
2.75%, 7-1-08 (A)	6,490	6,490,000

Total Notes (backed by irrevocable bank letter of credit) - 1.58%		19,381,000

TOTAL CORPORATE OBLIGATIONS - 83.30%		$1,019,788,256

(Cost: $1,019,788,256)

MUNICIPAL OBLIGATIONS - TAXABLE

Alabama - 0.00%
The Industrial Development Board of the City of Dothan, Alabama's Taxable Adjustable/Fixed Rate Industrial Revenue Bonds, Series 1999 (Dunbarton Project), (Wachovia Bank, National Association),
3.37%, 7-3-08 (A)	25	25,000

Arkansas - 0.07%
City of Little Rock, Arkansas, Taxable Variable Rate Demand Revenue Bonds (Ringwood Containers, L.P. Project), Series 2006A (SunTrust Bank),
2.7%, 7-2-08 (A)	900	900,000

California - 5.74%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
2.65%, 8-11-08	60,000	60,000,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
2.75%, 7-2-08 (A)	8,500	8,500,000
California Statewide Communities Development Authority, Variable Rate Demand, Taxable Multifamily Housing Revenue Bonds (La Puenta Apartments), 2001 Series JJ-T (U.S. Bank National Association),
2.95%, 7-1-08 (A)	1,795	1,795,000
		70,295,000
Georgia - 5.10%

Municipal Electric Authority of Georgia, General Resolution
      Projects Bond Anticipation Notes, Series B (Taxable),
      (Bayerische Landesbank, New York Branch, Wachovia
      Bank, National Association and WestLB AG, New York
      Branch):

2.7%, 7-3-08	36,350	36,350,000
2.75%, 7-1-08	26,100	26,100,000
		62,450,000
Indiana - 0.57%
Ball State University Foundation, Inc., Variable Rate Demand Notes, Series 2001 (Taxable), (U.S. Bank National Association),
2.75%, 7-1-08 (A)	5,450	5,450,000
City of Hobart, Indiana, Taxable Variable Rate Demand, Economic Development Revenue Bonds (Albanese Confectionery Group, Inc. Project), Series 2006B (Harris N.A.),
2.5%, 7-3-08 (A)	1,500	1,500,000
		6,950,000
Iowa - 0.25%
Iowa Finance Authority, Taxable Variable Rate Demand Health Facilities Revenue Bonds (St. Luke's Health Foundation of Sioux City, Iowa Project), Series 2006 (General Electric Capital Corporation),
2.6%, 7-3-08 (A)	3,050	3,050,000

Missouri - 0.10%
City of Bethany, Missouri, Taxable Industrial Development Revenue Bonds (Central Programs, Inc. Project), Series 2002 (UMB Bank, N.A.),
2.53%, 7-3-08 (A)	1,250	1,250,000

Washington - 0.33%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds:
Columbia Heights Retirement Project, Series 2004 B (Wells Fargo Bank, N.A.),
2.47%, 7-1-08 (A)	3,880	3,880,000
Brittany Park Project, Series 1996B (Federal National Mortgage Association),
2.53%, 7-3-08 (A)	110	110,000
		3,990,000
Wisconsin - 0.69%
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects), (U.S. Bank National Association),
2.58%, 7-3-08 (A)	4,470	4,470,000
Town of Wood River, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Burnett Dairy Cooperative Project), Series 2001B (U. S. Bank National Association),
2.75%, 7-1-08 (A)	3,970	3,970,000
		8,440,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 12.85%		$157,350,000

(Cost: $157,350,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Overseas Private Investment Corporation,
2.45%, 7-2-08 (A)	17,140	17,139,534
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations),
3.02625%, 7-15-08 (A)	30,000	30,000,000

TOTAL UNITED STATES GOVERNMENT
AGENCY OBLIGATIONS - 3.85%		$47,139,534

(Cost: $47,139,534)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,224,277,790

(Cost: $1,224,277,790)

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2008, the total value of these securities amounted to $7,376,706 or 0.60% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Cash Management, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 26, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 26, 2008